Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) - $ / shares	Dec. 31, 2015	Mar. 31, 2015
Sale of Stock, Price Per Share		$ 2.50
Preferred stock, par value	$ 0.001	0.001
Common stock, par value	0.001	$ 0.001
Common Stock One [Member]
Sale of Stock, Price Per Share	2.15
Common Stock Two [Member]
Sale of Stock, Price Per Share	2.50
Common Stock Three [Member]
Sale of Stock, Price Per Share	1.57
Warrant [Member]
Sale of Stock, Price Per Share	$ 0.43